Notes Payable - Schedule of Long Term Debt (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 17, 2017	Jun. 25, 2013	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 28, 2012	Aug. 02, 2011
Debt Instrument [Line Items]
Notes payable			$ 748	$ 759	$ 987
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	4.50%
Unsecured Notes | Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022
Debt Instrument [Line Items]
Notes payable			$ 398	$ 397	397
Stated interest rate (as percent)			5.50%	5.50%		5.50%
Unsecured Notes | 6.60% Unsecured notes due May 2017
Debt Instrument [Line Items]
Notes payable				$ 0	300
Stated interest rate (as percent)				6.60%
Convertible Debt | Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018
Debt Instrument [Line Items]
Notes payable			$ 53	$ 65	291
Stated interest rate (as percent)			4.25%	4.25%			4.25%
Line of Credit | Revolving Credit Facility due July 2018 | Revolving Credit Facility
Debt Instrument [Line Items]
Notes payable				$ 295	(3)
Unused portion				500	500
Line of Credit | Revolving Credit Facility due July 2018 | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)		1.40%
Line of Credit | Revolving Credit Facility Due April 2022 | Revolving Credit Facility
Debt Instrument [Line Items]
Notes payable			$ 295	$ 295
Unused portion			$ 500
Line of Credit | Revolving Credit Facility Due April 2022 | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			1.40%	1.40%
Line of Credit Facility, Interest Rate at Period End			3.12%	2.76%
Other
Debt Instrument [Line Items]
Notes payable			$ 2	$ 2	$ 2